Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

13002867

NYSE EURONEXT

CERT NYS
001-35991

July 5, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Graña y Montero S.A.A., American Depositary Shares ("ADSs"), each representing five Common Shares and Common shares, par value S/.1.00 per share ("Common Shares") (application for the Common shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 2, 2013. Tentative listing date – July 24, 2013.

Sincerely,

[signature]

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